Schedule of Warrants Activity Reclassified into Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Capital Warrants And Other Capital
Warrants Outstanding, Beginning of year	44,901,366
Weighted Average Exercise Price, Beginning of year	$ 0.6025
Warrants Outstanding, Beginning of year, value	$ 12,402
Warrant liability reclassified to equity		16,368,033
Weighted Average Exercise Price, Warrant liability reclassified to equity		$ 0.8556
Warrant liability reclassified to equity, value		$ 7,377
Warrants issued as equity		28,533,333
Weighted Average Exercise Price, Warrants issued as equity (July 2020)		$ 0.4574
Warrants issued as equity (July 2020), value		$ 5,025
February 2021 Placement Agent Warrants	1,651,034
Weighted Average Exercise Price, February 2021 Placement Agent Warrants	$ 1.8125
February 2021 Placement Agent Warrants, value	$ 1,897
Warrants exercised	(35,111,187)
Warrants exercised	$ 0.5725
Warrants exercised, value	$ (9,746)
Allocation of transaction costs to share capital, value	$ 532
Warrants Outstanding, End of year	11,441,213	44,901,366
Weighted Average Exercise Price, End of year	$ 0.8668	$ 0.6025
Warrants Outstanding, End of year, value	$ 5,085	$ 12,402